33. RELATED PARTY TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Revenue (Sale of goods and services, interest income)	$ 23,954	$ 15,123	$ 13,424
Operating expenses (Purchase of goods and services, interest expense)	185,827	187,687	174,923
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue (Sale of goods and services, interest income)	128	128	133
Operating expenses (Purchase of goods and services, interest expense)	$ 6,456	$ 6,518	$ 6,627